Shareholders' capital - Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common Shares Rollforward
Beginning balance (in shares)	488,851,433	431,765,935
Public offering and subscription receipts (in shares)	28,009,341	50,041,624
Dividend reinvestment plan (in shares)	6,068,465	5,880,843
Exercise of share-based awards	1,274,655	1,106,105
Conversion of convertible debentures (in shares)	19,429	56,926
Ending balance (in shares)	524,223,323	488,851,433